COMMITMENTS AND CONTINGENCIES (Details) (USD $)	0 Months Ended	1 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended				12 Months Ended		0 Months Ended	1 Months Ended				3 Months Ended	1 Months Ended
	Nov. 14, 2012	Jul. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2010	Nov. 14, 2012 Chief Executive Officer and President and Chief Technology Officer [Member]	Sep. 20, 2011 Chief Executive Officer and President and Chief Technology Officer [Member]	Mar. 10, 2011 Chief Executive Officer and President and Chief Technology Officer [Member]	Nov. 14, 2012 Chief Executive Officer and President and Chief Technology Officer [Member] 3,000,000 in Revenue in any 12-Month Period [Member]	Nov. 14, 2012 Chief Executive Officer and President and Chief Technology Officer [Member] 5,000,000 in Revenue in any 12-Month Period [Member]	Nov. 14, 2012 Chief Executive Officer and President and Chief Technology Officer [Member] 6,000,000 in Revenue in any 12-Month Period [Member]	Jun. 30, 2012 Chief Financial Officer [Member]	Sep. 02, 2011 Chief Financial Officer [Member]	Nov. 14, 2012 Executive Chairman [Member]	Nov. 30, 2012 Loss Contingency Invasion Of Privacy And Misrepresentation [Member]	Jul. 31, 2012 Loss Contingency Invasion Of Privacy And Misrepresentation [Member]	Jan. 31, 2013 Loss Contingency Breach Of Agreement [Member]	Jul. 31, 2012 Loss Contingency Breach Of Agreement [Member]	Mar. 31, 2013 Loss Contingency Breach Of Agreement [Member]	Jul. 31, 2012 Loss Contingency Trespass Claim [Member]	Jul. 31, 2012 Loss Contingency Civil Theft [Member]	Dec. 31, 2012 Loss Contingency Civil Theft [Member]
Commitments and Contingencies [Abstract]
Rent expense						$ 91,348	$ 101,235	$ 143,614	$ 103,044
Number of executives with new employment terms				3
Loss Contingencies [Line Items]
Litigation accrual					505,000	505,000		1,646,000																			600,000
Litigation, provision								1,646,000													200,000		841,000	(941,000)	5,000	200,000
Loss contingency potentially paid by insurance		200,000																		200,000
Suit settlement, number of installments										4
Settlement payment									55,000
Loss related to buyout of previous investor									50,000
Liability to previous investor by related party			125,000
Litigation awarded value																						500,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted					1,395,000						800,000	525,000	750,000				150,000		800,000
Granted, exercise price					$ 1.25						$ 0.45	$ 0.81	$ 1.25
Share based compensation, term											10 years	10 years	10 years
Operating revenues														3,000,000	5,000,000	6,000,000
Shares cancelled											250,000
Stock options vested during period											200,000			200,000	200,000	200,000
Vesting period for plan													3 years				10 years
Annual base salary executive				150,000							150,000			170,000	190,000	200,000		146,000	200,000
Monthly car allowance	$ 600